Provision for Income Taxes (Tables)	6 Months Ended
Sep. 30, 2025
Provision for Income Taxes [Abstract]
Schedule of Income Tax Expenses

The current and deferred portions of the income tax expenses included in the unaudited interim condensed consolidated statements of operations as determined in accordance with ASC 740, Income Taxes, are as follows:

	September 30,
	2025	2024
Current taxes	$—	$97,248

Schedule of Reconciles Statutory Rate to Effective Tax Rate

The following table reconciles statutory rate to effective tax rate:

	September 30,
	2025	2024
Hong Kong statutory income tax rate	16.50%	16.50%
– Non-taxable income	1.14%	(0.17)%
– Non-deductible expenses	(4.58)%	5.40%
– Temporary difference not recognized	(0.11)%	0.24%
– Tax reduction	—	(0.04)%
– Tax losses not recognized	(12.95)%	—
– Income tax at concessionary rate	—	(3.92)%
Effective tax rate	—	18.01%